Segment Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation from NOI to reported net income
Net operating income from continuing operations									$ 1,402,692	$ 877,842	$ 833,429
Interest income									99,864	160,163	124,146
Investment management fee income									2,073	4,666	5,312
Depreciation and amortization									(356,623)	(311,008)	(315,736)
Interest expense									(419,337)	(288,538)	(298,600)
General and administrative									(96,150)	(83,046)	(77,899)
Litigation settlement and provision									(125,000)		(101,973)
(Impairments) recoveries									(15,400)	11,900	(75,389)
Other income, net									12,335	15,818	7,768
Income taxes									(1,249)	(412)	(1,910)
Equity income from unconsolidated joint ventures									46,750	4,770	3,511
Impairments of investments in unconsolidated joint ventures										(71,693)
Total discontinued operations	3,522	340	336	341	16,422	5,078	1,227	1,206	4,539	23,933	43,492
Net income									$ 554,494	$ 344,395	$ 146,151